                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001

Check here if Amendment [ ]               Amendment No.:
                                                          -------
      This Amendment (Check only one):    [ ]  is a restatement.
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Matrix V Management Co., L.L.C.
Address:   1000 Winter Street, Suite 4500
           Waltham, MA 02451

Form 13F File Number: 028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Timothy A. Barrows
Title:     Managing Member
Phone:     781-890-2244

Signature, Place and Date of Signing:

/s/ Timothy A. Barrows,         Waltham, Massachusetts,         February 6, 2002
----------------------

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 NONE

Form 13F Information Table Entry Total:               8

Form 13F Information Table Value Total:         $68,469
                                             (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
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
                                                                       VALUE                   INVESTMENT      OTHER       VOTING
NAME OF ISSUER                       TITLE OF CLASS       CUSIP       (X$1000)      SHARES     DISCRETION    MANAGERS    AUTHORITY
ADC Telecommunications, Inc.             Common        000886 10 1    $  4,561      991,591       Sole         None        Sole
Avaya, Inc.                              Common        053499 109     $    594       48,889       Sole         None        Sole
Be Free, Inc.                            Common        073308 10 8    $  6,215    2,931,718       Sole         None        Sole
Blue Martini Software, Inc.              Common        095698 10 6    $ 21,940    7,289,120       Sole         None        Sole
Lucent Technologies, Inc.                Common        549463 107     $  3,696      586,671       Sole         None        Sole
Sycamore Networks, Inc.                  Common        871206 10 8    $    540      100,818       Sole         None        Sole
Turnstone Systems, Inc.                  Common        900423 10 4    $ 28,099    7,077,764       Sole         None        Sole
Vitesse Semiconductor Corporation        Common        928497 10 6    $  2,824      227,183       Sole         None        Sole
                                                                      --------
                                                                      $ 68,469
                                                                      ========